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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001
                                                -----------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  ----
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Woodland Partners LLC
         ---------------------------------------------
Address:  60 South Sixth Street, Suite 3750
         ---------------------------------------------
          Minneapolis, Minnesota 55402
         ---------------------------------------------

Form 13F File Number:  28- 5982
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Rinkoff
         ---------------------------------------------
Title:    Managing Partner
         ---------------------------------------------
Phone:    (612) 359-4185
         ---------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff        Minneapolis, Minnesota        August 13, 2001
------------------------      ------------------------      -----------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                      -----------------------

Form 13F Information Table Entry Total:                57
                                                       ----------------------

Form 13F Information Table Value Total:               $ 295,677
                                                       ----------------------
                                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



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                                   FORM 13F
                               REPORTING MANAGER
                             WOODLAND PARTNERS LLC


      COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4    COLUMN 5
      --------           --------  --------     --------    --------
                         TITLE OF                VALUE
NAME OF ISSUER             CLASS     CUSIP      (X 1000)     SHARES
--------------             -----     -----      --------     ------
ABM Industries            common   000957100    $ 4,741      127,300
Albany International      common   012348108    $ 3,611      191,100
Alberto Culver            common   013068200    $ 6,127      173,100
Allete                    common   018522102    $ 5,899      262,200
Alliant Techsystems       common   018804104    $ 6,832       76,000
Argosy Gaming Co.         common   040228108    $ 5,590      201,400
Brunswick Corp.           common   117043109    $ 7,704      320,600
CNA Surety Corp.          common   12612L108    $ 2,142      153,000
Coinstar Inc.             common   129603106    $ 5,689      255,700
Covanta Energy Corp.      common   22281N103    $ 8,947      484,700
Cytec Industries          common   232820100    $ 4,822      126,900
Dial Corp.                common   25247D101    $ 2,869      201,400
Digi International        common   253798102    $ 4,722      540,300
Dollar Thrifty            common   256743105    $ 6,324      263,500
Donaldson                 common   257651109    $ 5,744      184,400
El Paso Electric          common   283677854    $ 3,481      217,700
Ferro Corp.               common   315405100    $ 6,481      297,200
Fleming                   common   339130106    $ 3,405       95,400
Fortune Brands            common   349631101    $ 3,260       85,000
FTI Consulting            common   302941109    $ 5,648      259,100
GATX Corp.                common   361448103    $ 8,589      214,200
Graco Inc.                common   384109104    $ 8,914      270,150
H.B. Fuller Company       common   359694106    $12,130      243,100
Hasbro Inc.               common   418056107    $ 5,245      363,000
Herman Miller Inc.        common   600544100    $ 6,033      249,300
Hollinger International   common   435569108    $ 8,591      624,800
International Multifoods  common   460043102    $ 8,607      414,800
Interstate Bakeries       common   46072H108    $ 2,748      171,800
Ivex Packaging            common   465855104    $ 3,667      193,000
Key Energy Systems        common   492914106    $ 5,367      495,200
Lodgenet                  common   540211109    $ 3,459      197,700
Lodgenet                  common   540211109    $ 1,705      314,700
Material Sciences         common   576674105    $ 6,857      694,050
Navistar International    common   63934E108    $ 3,454      122,800
Nuevo Energy Co.          common   670509108    $ 3,343      205,100
Office Depot              common   676220106    $ 6,821      657,200
Ontrack Data Int'l.       common   683372106    $   895      155,800
Pennzoil Quaker State     common   709323109    $ 4,813      429,800
Pittston Brinks Group     common   725701106    $ 8,942      401,200
Polaris                   common   731068102    $ 5,976      130,500
Provell                   common   74372Y100    $ 4,076      165,700
Provell                   common   74372Y100    $ 1,892      461,700
Regis Corp.               common   758932107    $ 3,005      143,200
Rochester Medical         common   771497104    $ 1,680      277,800
Servicemaster Company     common   81760N109    $ 7,824      652,000
Sports Authority Inc.     common   849176102    $ 3,030      891,400
SPX Corp.                 common   784635104    $ 7,661       61,200
TCF Financial             common   872275102    $10,790      233,000
Texas Industries          common   882491103    $ 4,192      121,900
Toro Co.                  common   891092108    $ 6,531      145,300
Triarc Companies          common   895927101    $ 4,537      173,200
United Stationers         common   913004107    $ 4,336      137,400
US Oncology               common   90338W103    $ 2,699      303,600
Value City                common   920387107    $ 3,661      318,400
Viad Corp.                common   92552R109    $ 6,330      239,800
Wild Oats Market          common   96808B107      $ 553       53,200
Wintrust Financial Corp.  common   97650W108    $ 2,658      107,000
                                                                  -
GRAND TOTAL                                   $ 295,677   15,550,000



      COLUMN 1                       COLUMN 6                COLUMN 7            COLUMN 8
      --------                      --------                 --------            --------
                              INVESTMENT DISCRETION                         VOTING AUTHORITY
NAME OF ISSUER            (A) SOLE    (B) SHARED  (C) OTHER   MANAGERS    (A) SOLE   (B) SHARED  (C) NONE
--------------            --------     ----------  ---------  ---------    --------  ----------  ---------
ABM Industries              127,300                                       127,300         -
Albany International        191,100                                       191,100         -
Alberto Culver              173,100                                       173,100         -
Allete                      262,200                                       262,200         -
Alliant Techsystems          76,000                                        76,000         -
Argosy Gaming Co.           201,400                                       201,400         -
Brunswick Corp.             320,600                                       320,600         -
CNA Surety Corp.            153,000                                       153,000         -
Coinstar Inc.               255,700                                       255,700         -
Covanta Energy Corp.        484,700                                       484,700         -
Cytec Industries            126,900                                       126,900         -
Dial Corp.                  201,400                                       201,400         -
Digi International          540,300                                       540,300         -
Dollar Thrifty              263,500                                       263,500         -
Donaldson                   184,400                                       184,400         -
El Paso Electric            217,700                                       217,700         -
Ferro Corp.                 297,200                                       297,200         -
Fleming                      95,400                                        95,400         -
Fortune Brands               85,000                                        85,000         -
FTI Consulting              259,100                                       259,100         -
GATX Corp.                  214,200                                       214,200         -
Graco Inc.                  270,150                                       270,150         -
H.B. Fuller Company         243,100                                       243,100         -
Hasbro Inc.                 363,000                                       363,000         -
Herman Miller Inc.          249,300                                       249,300         -
Hollinger International     624,800                                       624,800         -
International Multifoods    414,800                                       414,800         -
Interstate Bakeries         171,800                                       171,800         -
Ivex Packaging              193,000                                       193,000         -
Key Energy Systems          495,200                                       495,200         -
Lodgenet                    197,700                                       197,700         -
Lodgenet                    314,700                                       314,700         -
Material Sciences           694,050                                       694,050         -
Navistar International      122,800                                       122,800         -
Nuevo Energy Co.            205,100                                       205,100         -
Office Depot                657,200                                       657,200         -
Ontrack Data Int'l.         155,800                                       155,800         -
Pennzoil Quaker State       429,800                                       429,800         -
Pittston Brinks Group       401,200                                       401,200         -
Polaris                     130,500                                       130,500         -
Provell                     165,700                                       165,700         -
Provell                     461,700                                       461,700         -
Regis Corp.                 143,200                                       143,200         -
Rochester Medical           277,800                                       277,800         -
Servicemaster Company       652,000                                       652,000         -
Sports Authority Inc.       891,400                                       891,400         -
SPX Corp.                    61,200                                        61,200         -
TCF Financial               233,000                                       233,000         -
Texas Industries            121,900                                       121,900         -
Toro Co.                    145,300                                       145,300         -
Triarc Companies            173,200                                       173,200         -
United Stationers           137,400                                       137,400         -
US Oncology                 303,600                                       303,600         -
Value City                  318,400                                       318,400         -
Viad Corp.                  239,800                                       239,800         -
Wild Oats Market             53,200                                        53,200         -
Wintrust Financial Corp.    107,000                                       107,000         -
                                -
GRAND TOTAL              15,550,000
